Commitments and Contingencies	3 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
NOTE 6—COMMITMENTS AND CONTINGENCIES
Risks and Uncertainties
Management continues to evaluate the impact of the
COVID-19
pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position and/or search for a target company, the specific impact is not readily determinable as of the date of the financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Registration and Shareholder Rights
Pursuant to a registration rights agreement entered into on November 16, 2020, the holders of the Founder Shares and Private Placement Shares, including any Private Placement Shares that may be issued upon conversion of the Working Capital Loans and any Class A ordinary shares issuable upon conversion of Founder Shares, will be entitled to registration rights. The holders of these securities will be entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination. However, the registration and shareholder rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lock-up
period. The registration and shareholder rights agreement does not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The underwriters are entitled to a deferred fee of $0.35 per Public Share, or $9,660,000 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.
Forward Purchase Agreement
On October 29, 2020, the Company entered into a forward purchase agreement pursuant to which an affiliate of the Sponsor agreed to purchase an aggregate of up to 5,000,000 forward purchase shares for $10.00 per share, or up to $50,000,000 in the aggregate, in a private placement to close substantially concurrently with the initial Business Combination. The Company will determine in its sole discretion the specific number of forward purchase shares that it sells to the purchaser, if any. The funds from the sale of forward purchase shares may be used as part of the consideration to the sellers in the initial Business Combination, expenses in connection with the initial Business Combination or for working capital in the post transaction company. The obligations under the forward purchase agreement do not depend on whether any public shareholders elect to redeem their shares and provide the Company with a minimum funding level for the initial Business Combination.

NOTE 6. COMMITMENTS AND CONTINGENCIES
Risks and Uncertainties
Management continues to evaluate the impact of the
COVID-19
pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these condensed financial statements. The condensed financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Registration and Shareholder Rights
Pursuant to a registration rights agreement entered into on November 16, 2020, the holders of the Founder Shares and Private Placement Shares, including any Private Placement Shares that may be issued upon conversion of the Working Capital Loans and any Class A ordinary shares issuable upon conversion of Founder Shares, will be entitled to registration rights. The holders of these securities will be entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination. However, the registration and shareholder rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lock-up
period. The registration and shareholder rights agreement does not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The underwriters are entitled to a deferred fee of $0.35 per Public Share, or $9,660,000 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.
Forward Purchase Agreement
On October 29, 2020, the Company entered into a forward purchase agreement pursuant to which an affiliate of the Sponsor agreed to purchase an aggregate of up to 5,000,000 forward purchase shares for $10.00 per share, or up to $50,000,000 in the aggregate, in a private placement to close substantially concurrently with the initial Business Combination. The Company will determine in its sole discretion the specific number of forward purchase shares that it sells to the purchaser, if any. The funds from the sale of forward purchase shares may be used as part of the consideration to the sellers in the initial Business Combination, expenses in connection with the initial Business Combination or for working capital in the post transaction company. The obligations under the forward purchase agreement do not depend on whether any public shareholders elect to redeem their shares and provide the Company with a minimum funding level for the initial Business Combination.
Business Combination Agreement
On July 23, 2021, the Company entered into a Business Combination Agreement (the “Business Combination Agreement”) by and among the Company, Redwood Opportunity Merger Sub, Inc., a Delaware corporation (“Merger Sub I”), Redwood Merger Sub LLC, a Delaware limited liability company (“Merger Sub II”), and Papay Topco, Inc., a Delaware corporation (“Cvent”), which is the owner of Cvent, Inc. The Domestication, the Merger and other transactions contemplated by the Business Combination Agreement are hereinafter referred to as the “Business Combination”.
The Business Combination Agreement provides for, among other things, the following transactions on the closing date: (i) the Company will become a Delaware corporation (the “Domestication”) and, in connection with the Domestication, (A) the Company’s name will be changed to Cvent Holding Corp. (“New Cvent”), (B) each outstanding Class A ordinary share of the Company and each outstanding Class B ordinary share of the Company will become one share of common stock of New Cvent; and (ii) following the Domestication, Merger Sub I will merge with and into Cvent, with Cvent as the surviving company in the merger, after which the surviving company will merge with and into Merger Sub II, and, after giving effect to such second merger, continuing as a wholly owned subsidiary of the Company (the “Merger”).
Concurrently with the execution of the Business Combination Agreement, the Company entered into Subscription Agreements with certain investors, which agreements provide for binding subscriptions to purchase an aggregate of 47,500,000 shares of New Cvent common stock for a purchase price of $10.00 per share, for aggregate gross proceeds of $475,000,000.